long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	1 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		$ 3,314	$ 2,882
Total		57,627	45,418
Prepayment of lease liabilities
long-term debt
Payments of lease liabilities, classified as financing activities	$ 732
Composite long-term debt
long-term debt
Total		30,554
Total		22,744
Total		53,298
Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		18,052
Future cash outflows in respect of associated interest and like carrying costs		11,965
Undiscounted contractual maturities		30,017
Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		2,834
Future cash outflows in respect of associated interest and like carrying costs - Finance leases		683
Undiscounted contractual maturities - Finance leases		3,517
Canadian Dollars | Composite long-term debt
long-term debt
Total		20,886
Total		12,648
Total		33,534
U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		9,357
Future cash outflows in respect of associated interest and like carrying costs		10,154
Undiscounted contractual maturities		19,511
U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		210
Future cash outflows in respect of associated interest and like carrying costs - Finance leases		80
Undiscounted contractual maturities - Finance leases		290
U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(7,026)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities		(5,877)
Undiscounted contractual maturities - Derivative Liabilities, Receive		(12,903)
U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		6,861
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities		5,655
Undiscounted contractual maturities - Derivative Liabilities, Pay		12,516
U.S. Dollars | Composite long-term debt
long-term debt
Total		9,402
Total		10,012
Total		19,414
Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		266
Future cash outflows in respect of associated interest and like carrying costs - Finance leases		84
Undiscounted contractual maturities - Finance leases		350
First year
long-term debt
Total		7,716	7,643
First year | Composite long-term debt
long-term debt
Total		3,094
First year | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		1,450
First year | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		580
First year | Canadian Dollars | Composite long-term debt
long-term debt
Total		2,030
First year | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		952
First year | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		38
First year | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(952)
First year | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		966
First year | U.S. Dollars | Composite long-term debt
long-term debt
Total		1,004
First year | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		60
2 years hence
long-term debt
Total		4,507	3,490
2 years hence | Prepayment of lease liabilities
long-term debt
Forward lease principal payment	221
2 years hence | Composite long-term debt
long-term debt
Total		2,122
2 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		52
2 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		528
2 years hence | Canadian Dollars | Composite long-term debt
long-term debt
Total		580
2 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		1,508
2 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		32
2 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(1,507)
2 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		1,459
2 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total		1,492
2 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		50
3 years hence
long-term debt
Total		3,801	4,124
3 years hence | Prepayment of lease liabilities
long-term debt
Forward lease principal payment	154
3 years hence | Composite long-term debt
long-term debt
Total		2,444
3 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		1,955
3 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		416
3 years hence | Canadian Dollars | Composite long-term debt
long-term debt
Total		2,371
3 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		0
3 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		33
3 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		0
3 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		0
3 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total		33
3 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		40
4 years hence
long-term debt
Total		2,926	4,615
4 years hence | Lease liabilities | Prepayment of lease liabilities
long-term debt
Forward lease principal payment	85
4 years hence | Composite long-term debt
long-term debt
Total		1,754
4 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		1,408
4 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		277
4 years hence | Canadian Dollars | Composite long-term debt
long-term debt
Total		1,685
4 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		0
4 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		37
4 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		0
4 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		0
4 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total		37
4 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		32
5 years hence
long-term debt
Total		3,239	2,389
5 years hence | Prepayment of lease liabilities
long-term debt
Forward lease principal payment	$ 17
5 years hence | Composite long-term debt
long-term debt
Total		2,152
5 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		1,655
5 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		162
5 years hence | Canadian Dollars | Composite long-term debt
long-term debt
Total		1,817
5 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		274
5 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		38
5 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(959)
5 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		962
5 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total		315
5 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		20
5 years hence to 10 years
long-term debt
Total		11,033	11,127
5 years hence to 10 years | Composite long-term debt
long-term debt
Total		6,878
5 years hence to 10 years | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		5,262
5 years hence to 10 years | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		372
5 years hence to 10 years | Canadian Dollars | Composite long-term debt
long-term debt
Total		5,634
5 years hence to 10 years | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		1,234
5 years hence to 10 years | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		32
5 years hence to 10 years | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(2,330)
5 years hence to 10 years | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		2,247
5 years hence to 10 years | U.S. Dollars | Composite long-term debt
long-term debt
Total		1,183
5 years hence to 10 years | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		61
Thereafter
long-term debt
Total		24,405	$ 12,030
Thereafter | Composite long-term debt
long-term debt
Total		12,110
Thereafter | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		6,270
Thereafter | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		499
Thereafter | Canadian Dollars | Composite long-term debt
long-term debt
Total		6,769
Thereafter | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments		5,389
Thereafter | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		0
Thereafter | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		(1,278)
Thereafter | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities		1,227
Thereafter | U.S. Dollars | Composite long-term debt
long-term debt
Total		5,338
Thereafter | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases		$ 3